Borrowings (Summary of Interest Expense on Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense [Line Items]
Interest expense	$ 13,162	$ 10,833	$ 10,763
Reverse Repurchase Agreement [Member]
Interest Expense [Line Items]
Interest expense	11,207	9,116	7,158
Federal Home Loan Bank Advances [Member]
Interest Expense [Line Items]
Interest expense	1,776	1,513	3,358
Over Night Borrowings [Member]
Interest Expense [Line Items]
Interest expense	20	26	53
Capital Lease Obligations [Member]
Interest Expense [Line Items]
Interest expense	$ 159	$ 178	$ 194